UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Empyrean Capital Partners, LP
           ------------------------------
Address:   10250 Constellation Boulevard
           ------------------------------
           Suite 2950
           ------------------------------
           Los Angeles, California  90067
           ------------------------------

Form 13F File Number: 028-11141
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:    Tony Hynes
         ------------------------
Title:   Chief Financial Officer
         ------------------------
Phone:   310-843-3060
         ------------------------


Signature,  Place,  and  Date  of  Signing:

/s/ Tony Hynes                     Los Angeles, California         8/15/2011
---------------------------------  ------------------------------- -----------
[Signature]                             [City, State]                [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              64

Form 13F Information Table Value Total:  $    2,555,382
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- ---- ---- ---------- -------- ---------- ------ ----
ACTUANT CORP                 SDCV 2.672%11/1  00508XAB0   14,067 10,307,000  PRN      SOLE                10,307,000      0    0
BALLY TECHNOLOGIES INC       COM              05874B107   73,207  1,799,592  SH       SOLE                 1,799,592      0    0
BANK OF AMERICA CORPORATION  COM              060505104   47,676  4,350,000  SH       SOLE                 4,350,000      0    0
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113      660    307,780  SH       SOLE                   307,780      0    0
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109   47,073  1,300,000  SH       SOLE                 1,300,000      0    0
CHARLES RIV LABS INTL INC    COM              159864107   95,173  2,341,290  SH       SOLE                 2,341,290      0    0
CHINA MED TECHNOLOGIES INC   SPONSORED ADR    169483104    8,134  1,055,000  SH       SOLE                 1,055,000      0    0
CHINA MED TECHNOLOGIES INC   NOTE 6.250%12/1  169483AE4      738  1,000,000  PRN      SOLE                 1,000,000      0    0
COMPUTER SCIENCES CORP       COM              205363104   18,980    500,000  SH  CALL SOLE                   500,000      0    0
COMTECH TELECOMMUNICATIONS C NOTE 3.000% 5/0  205826AF7    5,763  5,470,000  PRN      SOLE                 5,470,000      0    0
CORELOGIC INC                COM              21871D103    4,043    241,977  SH       SOLE                   241,977      0    0
CROWN CASTLE INTL CORP       COM              228227104   20,395    500,000  SH       SOLE                   500,000      0    0
DIODES INC                   NOTE 2.250%10/0  254543AA9    1,993  2,000,000  PRN      SOLE                 2,000,000      0    0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   49,478  1,353,700  SH       SOLE                 1,353,700      0    0
DOLLAR FINL CORP             NOTE 2.875% 6/3  256664AB9    7,666  7,130,000  PRN      SOLE                 7,130,000      0    0
E TRADE FINANCIAL CORP       COM NEW          269246401  101,236  7,335,944  SH       SOLE                 7,335,944      0    0
EXCO RESOURCES INC           COM              269279402   77,644  4,399,100  SH       SOLE                 4,399,100      0    0
FIRST AMERN FINL CORP        COM              31847R102    3,787    241,977  SH       SOLE                   241,977      0    0
GEN-PROBE INC NEW            COM              36866T103   69,150  1,000,000  SH  CALL SOLE                 1,000,000      0    0
GEN-PROBE INC NEW            COM              36866T103   60,161    870,000  SH       SOLE                   870,000      0    0
GLOBAL EAGLE ACQUISITION COR COM              37951D102   11,400  1,200,000  SH       SOLE                 1,200,000      0    0
GLOBAL EAGLE ACQUISITION COR *W EXP 05/13/201 37951D110      720  1,200,000  SH       SOLE                 1,200,000      0    0
GREATBATCH INC               SDCV 2.250% 6/1  39153LAB2   10,072 10,000,000  PRN      SOLE                10,000,000      0    0
HEALTH CARE REIT INC         DEBT 4.750% 7/1  42217KAQ9   12,790 11,355,000  PRN      SOLE                11,355,000      0    0
INTERPUBLIC GROUP COS INC    NOTE 4.250% 3/1  460690BA7   17,126 15,000,000  PRN      SOLE                15,000,000      0    0
ISHARES TR                   DJ US REAL EST   464287739   45,225    750,000  SH  PUT  SOLE                   750,000      0    0
ISHARES TR                   RUSSELL 2000     464287655   41,400    500,000  SH  PUT  SOLE                   500,000      0    0
JINKOSOLAR HLDG CO LTD       NOTE 4.000% 5/1  47759TAA8    2,718  3,000,000  PRN      SOLE                 3,000,000      0    0
KULICKE & SOFFA INDS INC     COM              501242101      544     48,800  SH       SOLE                    48,800      0    0
LDK SOLAR CO LTD             NOTE 4.750% 4/1  50183LAD9   12,249 13,300,000  PRN      SOLE                13,300,000      0    0
LIBERTY MEDIA CORP           DEB 3.500% 1/1   530715AN1   18,237 33,500,000  PRN      SOLE                33,500,000      0    0
LIBERTY MEDIA CORP           DEB 3.750% 2/1   530715AL5   11,437 20,613,000  PRN      SOLE                20,613,000      0    0
LIBERTY MEDIA CORP           DEB 4.000%11/1   530715AG6    1,151  2,000,000  PRN      SOLE                 2,000,000      0    0
LIBERTY MEDIA CORP NEW       INT COM SER A    53071M104   50,780  3,028,000  SH       SOLE                 3,028,000      0    0
LIBERTY MEDIA CORP NEW       CAP COM SER A    53071M302   42,875    500,000  SH       SOLE                   500,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   27,295    500,000  SH  CALL SOLE                   500,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   10,918    200,000  SH       SOLE                   200,000      0    0
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0  58470KAA2   15,568 11,578,000  PRN      SOLE                11,578,000      0    0
MICRON TECHNOLOGY INC        NOTE 1.875% 6/0  595112AH6    9,746 10,000,000  PRN      SOLE                10,000,000      0    0
MONSANTO CO NEW              COM              61166W101  101,556  1,400,000  SH  CALL SOLE                 1,400,000      0    0
NATIONAL SEMICONDUCTOR CORP  COM              637640103   49,220  2,000,000  SH  CALL SOLE                 2,000,000      0    0
NUVASIVE INC                 NOTE 2.250% 3/1  670704AB1   14,609 13,972,000  PRN      SOLE                13,972,000      0    0
OCWEN FINL CORP              COM NEW          675746309   62,638  4,908,905  SH       SOLE                 4,908,905      0    0
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106   12,388     81,500  SH       SOLE                    81,500      0    0
ON SEMICONDUCTOR CORP        NOTE 1.875%12/1  682189AD7   30,319 19,500,000  PRN      SOLE                19,500,000      0    0
ON SEMICONDUCTOR CORP        NOTE 4/1         682189AE5    8,673  7,500,000  PRN      SOLE                 7,500,000      0    0
POPULAR INC                  COM              733174106   85,424 30,950,660  SH       SOLE                30,950,660      0    0
QUICKSILVER RESOURCES INC    DBCV 1.875%11/0  74837RAB0   24,835 23,388,000  PRN      SOLE                23,388,000      0    0
RF MICRODEVICES INC          NOTE 1.000% 4/1  749941AJ9   23,801 22,324,000  PRN      SOLE                22,324,000      0    0
SEARS HLDGS CORP             COM              812350106   60,360    844,908  SH       SOLE                   844,908      0    0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704   74,480  2,000,000  SH  PUT  SOLE                 2,000,000      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   19,188  1,250,000  SH  PUT  SOLE                 1,250,000      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506   23,773    315,500  SH       SOLE                   315,500      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107   87,601    600,000  SH       SOLE                   600,000      0    0
SPDR SERIES TRUST            S&P RETAIL ETF   78464A714   42,704    800,000  SH  PUT  SOLE                   800,000      0    0
SPDR SERIES TRUST            S&P OILGAS EXP   78464A730    9,328    158,700  SH       SOLE                   158,700      0    0
SUNPOWER CORP                DBCV 4.500% 3/1  867652AE9   23,226 21,300,000  PRN      SOLE                21,300,000      0    0
TFS FINL CORP                COM              87240R107   48,400  5,000,000  SH       SOLE                 5,000,000      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104  118,632  2,400,000  SH       SOLE                 2,400,000      0    0
VERIFONE SYS INC             COM              92342Y109   22,175    500,000  SH       SOLE                   500,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ----------  --- ---- ---------- -------- ---------- ------ ----
VISA INC                     COM CL A         92826C839  476,069  5,650,000  SH  CALL SOLE                 5,650,000      0    0
VISA INC                     COM CL A         92826C839   15,782    187,300  SH  PUT  SOLE                   187,300      0    0
VISTEON CORP                 COM NEW          92839U206   65,228    953,482  SH       SOLE                   953,482      0    0
WEBMD HEALTH CORP            COM              94770V102    5,698    125,000  SH       SOLE                   125,000      0    0